Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about intangible assets [abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually during the fourth quarter.
Goodwill consisted of the following:

		Goodwill
	Note	(U.S. $ in thousands)
Balance as of June 30, 2017		$311,900
Effect of change in exchange rates		43
Balance as of June 30, 2018		311,943
Additions	12	297,010
Effect of change in exchange rates		(46)
Balance as of June 30, 2019		$608,907

Impairment test for goodwill

The Group operates as a single CGU and all goodwill is allocated to this unit. The recoverable amount of goodwill was assessed by comparing the market capitalization of the Group to its book value, among other qualitative factors, when reviewing for indicators of impairment. There was no impairment of goodwill during the fiscal years ended 2019, 2018, and 2017.
Intangible assets
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2018
Opening cost balance	$21,745	$136,960	$58,684	$217,389
Effect of change in exchange rates	—	90	—	90
Closing cost balance	21,745	137,050	58,684	217,479

Opening accumulated amortization	(3,042)	(80,759)	(12,799)	(96,600)
Amortization charge	(6,990)	(21,188)	(29,100)	(57,278)
Effect of change in exchange rates	—	(24)	—	(24)
Closing accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Net book amount	$11,713	$35,079	$16,785	$63,577

As of June 30, 2019
Opening cost balance	$21,745	$137,050	$58,684	$217,479
Additions	5,550	72,589	67,168	145,307
Disposals	—	(12,443)	—	(12,443)
Effect of change in exchange rates	—	(103)	—	(103)
Closing cost amount	27,295	197,093	125,852	350,240

Opening accumulated amortization	(10,032)	(101,971)	(41,899)	(153,902)
Amortization charge	(7,796)	(27,990)	(21,015)	(56,801)
Disposals	—	11,365	—	11,365
Effect of change in exchange rates	—	73	—	73
Closing accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Net book amount	$9,467	$78,570	$62,938	$150,975

As of June 30, 2019, no development costs have qualified for capitalization, and all development costs have been expensed as incurred. As of June 30, 2019, the remaining amortization period for acquired developed technology ranged from approximately one year to five years. The remaining amortization period for customer relationships ranged from three years to nine years.